Transactions with Related Parties - Charter Revenues (Table) (Details)	12 Months Ended															1 Months Ended	12 Months Ended
	Dec. 31, 2013 M/T Agisilaos	Dec. 31, 2012 M/T Agisilaos	Dec. 31, 2011 M/T Agisilaos	Dec. 31, 2011 M/T Agisilaos	Dec. 31, 2013 M/T Arionas	Dec. 31, 2012 M/T Arionas	Dec. 31, 2011 M/T Arionas	Dec. 31, 2013 M/T Axios	Dec. 31, 2011 M/T Axios	Dec. 31, 2013 M/T Alkiviadis	Dec. 31, 2012 M/T Alkiviadis	Dec. 31, 2012 M/T Amore Mio II	Dec. 31, 2011 M/T Amore Mio II	Dec. 31, 2013 M/T Avax	Dec. 31, 2012 M/T Avax	Jan. 31, 2013 M/T Akeraios	Dec. 31, 2012 M/T Akeraios	Dec. 31, 2013 M/T Apostolos	Dec. 31, 2012 M/T Miltiadis M II	Dec. 31, 2012 M/T Alexander The Great	Dec. 31, 2013 M/T Amoureux	Dec. 31, 2013 M/T Aias	Dec. 31, 2012 M/T Achilleas
Related Party Transaction [Line Items]
Time charter (TC) in years	1 TC	1 TC	1TC	0.42 TC	1 TC	1 TC	1 TC	1TC	1TC	1 TC	2TC	0.9 to 1.2TC	1 TC	1 TC	1 TC	1 TC	1 TC	1 TC	1 TC	1 TC	1+1+1 TC	1+1+1 TC	1 TC
Commencement of charter	09/2012	08/2011	03/2010	03/2011	11/2012	10/2011	10/2010	06/2012	02/2010	07/2012	06/2010	12/2011	01/2011	05/2012	05/2011	07/2012	07/2011	09/2012	03/2012	11/2011	10/2011	11/2011	01/2012
Termination or earliest expected redelivery	08/2013	09/2012	03/2011	08/2011	10/2013	11/2012	10/2011	05/2013	03/2011	06/2013	06/2012	03/2012	12/2011	04/2013	05/2012	06/2013	07/2012	08/2013	09/2012	12/2012	11/2013	11/2013	12/2012
Gross daily hire rate	$13.5	$13.5	$12.0	$13.0	$13.8	$13.8	$12.0	$14.0	$12.8	$13.4	$13.0	$18.25	$25.3	$14.0	$14.0	$14.0	$14.0	$14.0	$18.3	$28.0	$20.0+$24.0+$28.0	$20.0+$24.0+$28.0	$28.0
Net daily hire rate	$13.3	$13.3	$11.9	$12.8	$13.6	$13.6	$11.9	$13.8	$12.6	$13.2	$12.8	$18.0	$25.0	$13.8	$13.8	$13.8	$13.8	$13.8	$18.0	$27.7	$19.8+$23.7+$27.7	$19.8+$23.7+$27.7	$27.7